Intangible assets and goodwill	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill.
Intangible assets and goodwill

8.Intangible assets and goodwill

Details of the Company’s intangible assets as of December 31, 2021 and December 31, 2020 are listed as follows:

	Balance	Acquisitions		Foreign	Balance
	December 31, 2020	(note 4)	Additions	exchange	December 31, 2021
Cost
Customer relationships	$11,775,697	3,632,875	—	50,586	$15,459,158
Technology	470,000	—	—	—	470,000
Non-compete	51,031	124,580	—	529	176,140
Brand	1,520,899	842,237	—	12,403	2,375,539
Patents	—		15,232	—	15,232
Internally generated intangible assets	7,015,035	—	2,349,501	7,415	9,371,951
	$20,832,662	4,599,692	2,364,733	70,933	$27,868,020
Accumulated amortization
Customer relationships	4,099,565	—	2,260,372	1,598	6,361,535
Technology	196,499	—	94,000	—	290,499
Non-compete	19,638	—	37,105	—	56,743
Brand	133,921	—	215,574	—	349,495
Patents	—	—	—	—	—
Internally generated intangible assets	4,264,687	—	1,777,451	5,470	6,047,608
	8,714,310	—	4,384,502	7,068	13,105,880
Net book value	$12,118,352				$14,762,140

	Balance					Balance
	December 31,	Acquisitions			Foreign	December 31,
	2019	(note 4)	Additions	Impairment	exchange	2020
Cost
Customer relationships	$7,393,708	5,100,000	—	(726,467)	8,456	$11,775,697
Technology	470,000	—	—	—	—	470,000
Non-compete	—	70,000	—	(18,969)	—	51,031
Brand	840,000	740,000	—	(59,101)	—	1,520,899
Internally generated intangible assets	5,259,287	—	1,642,783	—	112,965	7,015,035
	$13,962,995	5,910,000	1,642,783	(804,537)	121,421	$20,832,662
Accumulated depreciation
Customer relationships	$1,812,833	—	2,276,341	—	10,391	4,099,565
Technology	102,499	—	94,000	—	—	196,499
Non-compete	—	—	19,638	—	—	19,638
Brand	—	—	133,921	—	—	133,921
Internally generated intangible assets	1,831,202	—	2,289,348	—	144,137	4,264,687
	$3,746,534	—	4,813,248	—	154,528	$8,714,310
Net book value	$10,216,461					$12,118,352

Details of the Company’s goodwill as of December 31, 2021 and December 31, 2020 are listed as follows:

	Balance	Acquisitions	Foreign	Balance
	January 1, 2021	(note 4)	exchange	December 31, 2021
VIQ Solutions PTY Ltd.	$650,001	—	(37,427)	$612,574
Dataworxs	141,018	—	486	141,504
Net Transcripts	1,575,511	—	—	1,575,511
Transcription Express	1,516,904	—	—	1,516,904
HomeTech	477,860	—	—	477,860
ASC (VIQ Media Transcription)	2,614,802	—	—	2,614,802
The Transcription Agency LLP	—	763,597	—	763,597
Auscript	—	4,508,880	71,468	4,580,348
	$6,976,096	$5,272,477	$34,527	$12,283,100

	Balance	Acquisitions		Foreign	Balance
	January 1, 2020	(note 4)	Adjustments	exchange	December 31, 2020
VIQ Solutions PTY Ltd.	587,187	—	—	62,814	650,001
Dataworxs	138,053	—	—	2,965	141,018
Net Transcripts	1,575,511	—	—	—	1,575,511
Transcription Express	1,516,904	—	—	—	1,516,904
HomeTech	477,860	—	—	—	477,860
ASC (VIQ Media Transcription)	—	2,614,802	—	—	2,614,802
WordZ	—	1,453,832	(1,453,832)	—	—
	$4,295,515	$4,068,634	$(1,453,832)	$65,779	$6,976,096

Impairment testing for cash-generating units containing goodwill

The annual impairment test of goodwill was performed as of December 31, 2021. The recoverable amount of the Company’s CGUs tested determined using the higher of value in use or fair value less cost to sell.

●	Value in use was estimated based on an assessment of their value in use using a discounted cash flow approach. Cash flows for the years thereafter are extrapolated using the estimated terminal growth rate. The risk premiums expected by market participants related to uncertainties about the industry and assumptions relating to future cash flows may differ or change quickly, depending on economic conditions and other events.The Company has made certain assumptions in determining the cash flow projections based over a five-year period from 2022 to 2025 on budgets approved by management and include management’s best estimate of expected market conditions. The cash flow projections include certain key assumptions regarding revenue growth rates, terminal revenue growth rates and current income tax rates. Accordingly, it is reasonably possible that future changes in assumptions may negatively impact future valuations of goodwill and the Company would be required to recognize an impairment loss. The Company determined the revenue growth rate, the terminal revenue growth rate based on past performance and its expectations for market development. The pre-tax discount rates used reflect specific risks in relation to the CGUs.
●	Fair value less costs to sell was estimated by using a discounted cash flow approach, similar to the approach under the value in use amounts; however, adjusted for market participant assumptions and estimates. The market participant assumptions and estimates include cost savings for outsourcing of cost of sales the assessment of multiples of operating performance of comparable entities and precedent transactions in that industry.

We make certain assumptions when deriving expected future cash flows, which may include assumptions pertaining to discount and terminal growth rates. These assumptions may differ or change quickly depending on economic conditions or other events. It is therefore possible that future changes in assumptions may negatively affect future valuations of CGUs and goodwill, which could result in impairment losses.

Goodwill is allocated to CGUs, or groups of CGUs, based on the level at which management monitors goodwill, which cannot be higher than an operating segment. The allocation of goodwill is made to CGUs, or groups of CGUs, that are expected to benefit from the synergies and future growth of the business combination from which the goodwill arose. We make judgments in determining CGUs and the allocation of goodwill to CGUs or group of CGUs for the purpose of impairment testing.

With respect to the VIQ Solutions Inc CGU, there are no goodwill or indefinite life intangible assets associated with that CGU and no triggering events as at December 31, 2021. Consequently, no further impairment analysis was performed on that CGU.

For each of the following CGUs, or group of CGUs, the following are key assumptions on which management based its determinations of the recoverable amount for goodwill based on value in use:

	VIQ	Dataworxs
Assumptions	Solutions	Australia
2021	PTY	Ltd.	VIQ US
Carrying value of goodwill	612,574	141,504	3,570,275
Revenue Growth Rate	3.0%	3.0%	3.0%
Terminal Growth Rate	2.0%	2.0%	2.0%
Pre-tax discount rate	16.3%	16.3%	16.3%

The following are key assumptions on which management based its determinations of the recoverable amount for goodwill based on each CGU’s fair value less cost to sale:

			VIQ Media
Assumptions 2021	TTA	Auscript	Transcription
Carrying value of goodwill	763,597	4,580,348	2,614,802
Revenue Growth Rate	0.4%	3%	3%
Terminal
revenue	1%	3%	2%
growth rate
Pre-tax discount rate	28.5%	33.4%	18.3%

We did not recognize an impairment charge related to our goodwill or intangible assets in 2021 because the recoverable amounts of the CGUs, or groups of CGUs, exceeded their carrying values.

In 2020, in determining the recoverable amount, management estimated the expected future cash flows from the WordZ CGU and applied a suitable pre-tax discount rate in order to calculate the present value of those cash flows. The analysis revealed that recoverable amount of $1,328,778 of the CGU is less than the carrying amount of $3,587,147 and as such, an impairment loss was allocated to reduce the carrying amount of the goodwill, customer relationships, brand, and non-compete intangible assets. The Company recorded an impairment charge of $2,258,369 in the consolidated statements of loss and comprehensive loss in 2020 for the WordZ CGU reducing the carrying value of goodwill and acquired intangible assets. The WordZ CGU provides technology services to the insurance, law enforcement, and legal industry.